Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000027415 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	$ 100,000		$ 99,408.11	$ 123,827.25	$ 132,652.28	$ 146,440.02	$ 146,043.74	$ 198,398.63	$ 154,048.57	$ 171,364.76	$ 215,202	$ 235,336.51
C000027413 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class N
Accumulated Value	10,000		9,914	12,319	13,162	14,498	14,419	19,544	15,145	16,803	21,050	22,944
C000027420 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class N
Accumulated Value	10,000		9,902	12,142	13,665	14,642	12,935	17,273	15,741	17,237	23,549	24,512
C000027422 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	99,999.99		99,272.8	122,213.47	137,880.29	148,128.5	131,270.89	175,813.38	160,778.33	176,581.35	242,025.24	252,701.99
C000081950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	5,000,000		4,873,469.9	6,307,267.23	7,206,812.65	8,082,433.15	9,435,564.44	14,495,106.91	11,325,663.55	11,296,284.4	15,138,467.55	16,513,441.65
C000027423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	100,000		97,226.38	125,635.68	143,378.19	160,702.55	187,517.15	287,831.36	224,741.36	224,119.67	299,993.52	327,189.95
C000081949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class N
Accumulated Value	10,000		9,699	12,494	14,220	15,901	18,481	28,261	21,995	21,861	29,191	31,713
C000027424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class N
Accumulated Value	10,000		10,250	13,881	15,106	16,233	16,093	20,985	12,428	12,550	12,594	16,239
C000105228 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	100,000.02		102,723.42	139,493.02	152,172.81	163,919.73	162,908.34	212,992.92	126,385.87	127,896.46	128,576.13	166,225.86
C000158522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	5,000,000		5,242,647.44	5,293,969.1	5,166,071.13	5,770,673.29	6,101,113.7	6,108,995.17	5,079,917.97	5,092,537.94	5,660,131.41	6,021,768.89
C000027427 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	100,000		104,788.3	105,746.56	103,014.27	115,071.94	121,452.27	121,628.04	100,963.46	101,261.49	112,459.97	119,539.71
C000158523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class N
Accumulated Value	10,000		10,444	10,503	10,210	11,354	11,957	11,925	9,876	9,861	10,915	11,566
MSCI World C000027415 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		101,184.283	124,228.733	125,667.1614	141,618.91	147,800.0686	207,548.0279	169,195.4921	186,929.426	249,884.221	304,899.5179
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	10,000		10,118	12,423	12,567	14,162	14,780	20,755	16,920	18,693	24,988	30,488
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		10,451	12,921	13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,195
Standard And Poor s 500 C000081950 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,225,454.132	6,460,351.296	6,934,944.208	7,928,457.405	8,698,350.202	12,431,156.94	10,614,833.87	11,691,476.1	16,136,233.23	19,597,852.49
Standard And Poor s 500 C000027423 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		104,509.0826	129,207.0259	138,698.8842	158,569.1481	173,967.004	248,623.1387	212,296.6775	233,829.5221	322,724.6645	391,957.0498
MSCI China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI China Index
Accumulated Value	10,000		10,154	14,323	11,927	13,466	18,204	16,528	8,611	10,429	12,698	16,973
MSCI China C000105228 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		101,543.078	143,232.2131	119,271.7772	134,658.8481	182,043.6698	165,276.816	86,110.82463	104,294.0492	126,977.8361	169,739.8082
Bloomberg U S Aggregate Bond C000158522 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,218,524.803	5,265,610.619	5,157,484.512	5,751,077.004	6,106,913.971	6,077,723.472	5,124,583.762	5,142,825.381	5,685,201.203	6,035,360.401
Bloomberg U S Aggregate Bond C000027427 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		104,370.4961	105,312.2124	103,149.6902	115,021.5401	122,138.2794	121,554.4694	102,491.6752	102,856.5076	113,704.0241	120,707.208
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,070
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	10,000		10,637	12,528	12,909	14,356	13,270	19,077	17,742	17,766	23,269	25,861
Russell 1000 Value C000027422 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		106,370.8019	125,284.4467	129,086.7539	143,561.3341	132,700.3789	190,765.7917	177,417.5379	177,655.0575	232,686.152	258,626.6112
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Accumulated Value	10,000		9,951	13,036	13,574	14,443	16,374	22,670	16,771	15,492	21,145	25,119
Russell 2000 Growth C000081950 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		4,975,554.43	6,517,785.128	6,787,123.72	7,221,573.427	8,186,928.844	11,335,081.99	8,385,431.574	7,745,779.102	10,572,251.99	12,560,665.63
Russell 2000 Growth C000027423 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 100,000		$ 99,511.08859	$ 130,355.7026	$ 135,742.4744	$ 144,431.4685	$ 163,738.5769	$ 226,701.6398	$ 167,708.6315	$ 154,915.582	$ 211,445.0399	$ 251,213.3126